Debt (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Foreign Currency Translation

As of June 30, 2018, PEMEX used the following exchange rates:

June 30, 2018
U.S. dollar	19.86330
Japanese yen	0.18002
Pound sterling	26.00901
Euro	23.00567
Swiss francs	19.92107
Australian dollar	14.61939